                        STAG VARIABLE LIFE LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:
INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                                  TOTAL FUND
                                                                                                                   OPERATING
                                                                                                 OTHER             EXPENSES
                                                                                               EXPENSES         (INCLUDING ANY
                                            MANAGEMENT FEES             12B-1 FEES          (INCLUDING ANY      WAIVERS AND/OR
                                        (INCLUDING ANY WAIVERS)   (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)   ANY REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund              0.68%                     0.25%                  0.03%               0.96%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small
  Capitalization Fund                          0.79%                     0.25%                  0.03%               1.07%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                     0.38%                     0.25%                  0.01%               0.64%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund              0.34%                     0.25%                  0.01%               0.60%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                     0.63%                      N/A                   0.02%               0.65%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                         0.49%                      N/A                   0.03%               0.52%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund         0.64%                      N/A                   0.02%               0.66%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund          0.65%                      N/A                   0.03%               0.68%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund               0.74%                      N/A                   0.12%               0.86%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology
  HLS Fund (1)                                 0.85%                      N/A                   0.25%               1.10%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund            0.78%                      N/A                   0.04%               0.82%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                        0.40%                      N/A                   0.03%               0.43%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers
  HLS Fund                                     0.76%                      N/A                   0.09%               0.85%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities
  HLS Fund                                     0.69%                      N/A                   0.09%               0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                       0.76%                      N/A                   0.03%               0.79%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 0.45%                      N/A                   0.02%               0.47%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund          0.45%                      N/A                   0.03%               0.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                0.75%                      N/A                   0.03%               0.78%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                        0.46%                      N/A                   0.02%               0.48%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund             0.80%                      N/A                   0.33%               1.13%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund              0.68%                      N/A                   0.10%               0.78%
---------------------------------------------------------------------------------------------------------------------------------

HV-2858
33-89988                                                                  1 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                                  TOTAL FUND
                                                                                                                   OPERATING
                                                                                                 OTHER             EXPENSES
                                                                                               EXPENSES         (INCLUDING ANY
                                            MANAGEMENT FEES             12B-1 FEES          (INCLUDING ANY      WAIVERS AND/OR
                                        (INCLUDING ANY WAIVERS)   (INCLUDING ANY WAIVERS)   REIMBURSEMENTS)     REIMBURSEMENTS)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund         0.65%                      N/A                   0.12%               0.77%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                   0.61%                      N/A                   0.12%               0.73%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund               0.46%                      N/A                   0.04%               0.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                 0.70%                      N/A                   0.13%               0.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                      0.65%                      N/A                   0.07%               0.72%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                          0.60%                      N/A                   0.07%               0.67%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund            0.80%                      N/A                   0.22%               1.02%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
  Income Fund                                  0.80%                      N/A                   0.18%               0.98%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
  Opportunities Fund                           1.08%                      N/A                   0.33%               1.41%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                       0.63%                      N/A                   0.08%               0.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                    0.41%                      N/A                   0.08%               0.49%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund               0.54%                      N/A                   0.05%               0.59%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                       0.70%                      N/A                   0.10%               0.80%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth
  Fund (2)                                     0.53%                      N/A                   0.37%               0.90%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
  Boston                                       0.65%                      N/A                   0.18%               0.83%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
  Fund                                         0.65%                      N/A                   0.06%               0.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                           0.65%                      N/A                   0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                         0.53%                      N/A                   0.04%               0.57%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager
  Portfolio (3)                                0.53%                      N/A                   0.09%               0.62%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income
  Portfolio (3)                                0.48%                      N/A                   0.08%               0.56%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)            0.73%                      N/A                   0.14%               0.87%
---------------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.
(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

HV-2858                                                                   2 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The following text is added under the section entitled "The Funds":

The Funds may not be available in all states.

Under the section entitled "The Funds", under the sub-section entitled "Investment Advisers," the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

The fourth paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative service fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-2858                                                                   3 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

               PREMIUMS       CURRENT CHARGES*    GUARANTEED CHARGES**
  END OF     ACCUMULATED    ------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT     DEATH     ACCOUNT     DEATH
   YEAR        PER YEAR       VALUE     BENEFIT     VALUE     BENEFIT
----------------------------------------------------------------------
     1            16,275        6,680  1,000,000      6,394  1,000,000
     2            33,364       19,953  1,000,000     19,353  1,000,000
     3            51,307       34,498  1,000,000     33,550  1,000,000
     4            70,147       50,424  1,000,000     49,093  1,000,000
     5            89,930       67,850  1,000,000     66,095  1,000,000
     6           110,701       88,649  1,000,000     86,426  1,000,000
     7           132,511      111,402  1,000,000    108,660  1,000,000
     8           155,412      136,282  1,000,000    132,968  1,000,000
     9           179,457      163,485  1,000,000    159,536  1,000,000
    10           204,705      193,216  1,000,000    188,564  1,000,000
    11           231,215      229,768  1,000,000    222,118  1,000,000
    12           259,051      270,293  1,000,000    258,942  1,000,000
    13           288,279      315,224  1,000,000    299,354  1,000,000
    14           318,968      365,037  1,000,000    343,710  1,000,000
    15           351,191      420,269  1,000,000    392,428  1,000,000
    16           385,026      481,516  1,000,000    445,992  1,000,000
    17           420,552      549,420  1,000,000    504,986  1,000,000
    18           457,855      624,749  1,000,000    570,107  1,000,000
    19           497,022      708,362  1,000,000    642,201  1,000,000
    20           538,148      801,221  1,000,000    722,294  1,000,000

    25           724,270    1,444,567  1,545,687  1,282,288  1,372,048
    30         1,014,302    2,523,963  2,650,162  2,209,470  2,319,943
----------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   4 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            16,275     6,292   1,000,000    6,015   1,000,000
     2            33,364    18,443   1,000,000   17,877   1,000,000
     3            51,307    31,027   1,000,000   30,160   1,000,000
     4            70,147    44,044   1,000,000   42,861   1,000,000
     5            89,930    57,486   1,000,000   55,975   1,000,000
     6           110,701    73,017   1,000,000   71,160   1,000,000
     7           132,511    89,027   1,000,000   86,810   1,000,000
     8           155,412    105,507  1,000,000  102,912   1,000,000
     9           179,457    122,441  1,000,000  119,451   1,000,000
    10           204,705    139,804  1,000,000  136,400   1,000,000
    11           231,215    161,268  1,000,000  155,241   1,000,000
    12           259,051    183,757  1,000,000  174,565   1,000,000
    13           288,279    207,314  1,000,000  194,321   1,000,000
    14           318,968    231,979  1,000,000  214,441   1,000,000
    15           351,191    257,801  1,000,000  234,853   1,000,000
    16           385,026    284,822  1,000,000  255,471   1,000,000
    17           420,552    313,053  1,000,000  276,209   1,000,000
    18           457,855    342,569  1,000,000  296,972   1,000,000
    19           497,022    373,449  1,000,000  317,658   1,000,000
    20           538,148    405,775  1,000,000  338,147   1,000,000

    25           724,270    590,461  1,000,000  431,253   1,000,000
    30         1,014,302    820,834  1,000,000  482,101   1,000,000
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   5 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                          $1,000,000 BASIC FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                            $15,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            16,275     5,905   1,000,000    5,637   1,000,000
     2            33,364    16,979   1,000,000   16,447   1,000,000
     3            51,307    27,784   1,000,000   26,992   1,000,000
     4            70,147    38,302   1,000,000   37,254   1,000,000
     5            89,930    48,512   1,000,000   47,212   1,000,000
     6           110,701    59,988   1,000,000   58,439   1,000,000
     7           132,511    71,082   1,000,000   69,287   1,000,000
     8           155,412    81,765   1,000,000   79,728   1,000,000
     9           179,457    92,003   1,000,000   89,726   1,000,000
    10           204,705    101,752  1,000,000   99,238   1,000,000
    11           231,215    114,373  1,000,000  109,481   1,000,000
    12           259,051    126,818  1,000,000  119,144   1,000,000
    13           288,279    139,081  1,000,000  128,139   1,000,000
    14           318,968    151,144  1,000,000  136,362   1,000,000
    15           351,191    163,000  1,000,000  143,695   1,000,000
    16           385,026    174,630  1,000,000  150,001   1,000,000
    17           420,552    185,974  1,000,000  155,138   1,000,000
    18           457,855    197,038  1,000,000  158,938   1,000,000
    19           497,022    207,831  1,000,000  161,216   1,000,000
    20           538,148    218,359  1,000,000  161,750   1,000,000

    25           724,270    263,445  1,000,000  125,579   1,000,000
    30         1,014,302    285,807  1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   6 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

               PREMIUMS       CURRENT CHARGES*    GUARANTEED CHARGES**
  END OF     ACCUMULATED    ------------------------------------------
  POLICY    AT 5% INTEREST   ACCOUNT     DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR       VALUE     BENEFIT    VALUE     BENEFIT
----------------------------------------------------------------------
     1            7,875         3,592  1,000,000    3,228   1,000,000
     2           16,144         9,643  1,000,000    8,876   1,000,000
     3           24,826        16,213  1,000,000   15,002   1,000,000
     4           33,942        23,333  1,000,000   21,632   1,000,000
     5           43,514        31,031  1,000,000   28,789   1,000,000
     6           53,565        40,534  1,000,000   37,693   1,000,000
     7           64,118        50,797  1,000,000   47,294   1,000,000
     8           75,199        61,861  1,000,000   57,626   1,000,000
     9           86,834        73,767  1,000,000   68,721   1,000,000
    10           99,051        86,549  1,000,000   80,605   1,000,000
    11          111,878       103,060  1,000,000   93,838   1,000,000
    12          125,347       121,316  1,000,000  107,964   1,000,000
    13          139,490       141,514  1,000,000  123,029   1,000,000
    14          154,339       163,850  1,000,000  139,025   1,000,000
    15          169,931       188,552  1,000,000  155,942   1,000,000
    16          186,303       215,861  1,000,000  173,757   1,000,000
    17          203,493       246,010  1,000,000  192,446   1,000,000
    18          221,543       279,326  1,000,000  211,980   1,000,000
    19          240,495       316,176  1,000,000  232,327   1,000,000
    20          260,394       356,970  1,000,000  253,437   1,000,000

    25          375,851       634,935  1,000,000  366,725   1,000,000
    30          523,206     1,104,324  1,159,540  477,313   1,000,000
----------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   7 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            7,875      3,371   1,000,000    3,017   1,000,000
     2           16,144      8,862   1,000,000    8,139   1,000,000
     3           24,826     14,491   1,000,000   13,383   1,000,000
     4           33,942     20,240   1,000,000   18,729   1,000,000
     5           43,514     26,087   1,000,000   24,155   1,000,000
     6           53,565     33,160   1,000,000   30,788   1,000,000
     7           64,118     40,321   1,000,000   37,489   1,000,000
     8           75,199     47,537   1,000,000   44,223   1,000,000
     9           86,834     54,766   1,000,000   50,946   1,000,000
    10           99,051     61,949   1,000,000   57,600   1,000,000
    11          111,878     71,804   1,000,000   64,625   1,000,000
    12          125,347     82,038   1,000,000   71,446   1,000,000
    13          139,490     92,659   1,000,000   77,950   1,000,000
    14          154,339     103,673  1,000,000   83,996   1,000,000
    15          169,931     115,140  1,000,000   89,422   1,000,000
    16          186,303     127,059  1,000,000   94,035   1,000,000
    17          203,493     139,386  1,000,000   97,626   1,000,000
    18          221,543     152,147  1,000,000   99,955   1,000,000
    19          240,495     165,369  1,000,000  100,737   1,000,000
    20          260,394     179,082  1,000,000   99,623   1,000,000

    25          375,851     250,882  1,000,000   46,289   1,000,000
    30          523,206     318,971  1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   8 of 9

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                           $750,000 BASIC FACE AMOUNT
                       $250,000 SUPPLEMENTAL FACE AMOUNT
                        ISSUE AGE 55 MALE PREFERRED PLUS
                       ISSUE AGE 50 FEMALE PREFERRED PLUS
                             $7,500 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

               PREMIUMS      CURRENT CHARGES*   GUARANTEED CHARGES**
  END OF     ACCUMULATED    ----------------------------------------
  POLICY    AT 5% INTEREST  ACCOUNT    DEATH    ACCOUNT     DEATH
   YEAR        PER YEAR      VALUE    BENEFIT    VALUE     BENEFIT
--------------------------------------------------------------------
     1            7,875      3,150   1,000,000    2,808   1,000,000
     2           16,144      8,109   1,000,000    7,429   1,000,000
     3           24,826     12,889   1,000,000   11,878   1,000,000
     4           33,942     17,472   1,000,000   16,134   1,000,000
     5           43,514     21,832   1,000,000   20,171   1,000,000
     6           53,565     27,053   1,000,000   25,074   1,000,000
     7           64,118     31,975   1,000,000   29,682   1,000,000
     8           75,199     36,562   1,000,000   33,959   1,000,000
     9           86,834     40,775   1,000,000   37,866   1,000,000
    10           99,051     44,560   1,000,000   41,348   1,000,000
    11          111,878     50,579   1,000,000   44,824   1,000,000
    12          125,347     56,451   1,000,000   47,728   1,000,000
    13          139,490     62,165   1,000,000   49,959   1,000,000
    14          154,339     67,705   1,000,000   51,394   1,000,000
    15          169,931     73,060   1,000,000   51,892   1,000,000
    16          186,303     78,206   1,000,000   51,292   1,000,000
    17          203,493     83,077   1,000,000   49,416   1,000,000
    18          221,543     87,677   1,000,000   46,060   1,000,000
    19          240,495     92,012   1,000,000   40,995   1,000,000
    20          260,394     96,088   1,000,000   33,942   1,000,000

    25          375,851     107,333  1,000,000        0           0
    30          523,206     88,418   1,000,000        0           0
--------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2858                                                                   9 of 9

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Financial Statements
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond        Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ........................................................................................................................
    Market Value                    $7,990,373  $        --  $        --  $        --  $        --  $       -- $        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ........................................................................................................................
    Market Value                            --   32,906,774           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ........................................................................................................................
    Market Value                            --           --   31,594,607           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ........................................................................................................................
    Market Value                            --           --           --   21,567,481           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ........................................................................................................................
    Market Value                            --           --           --           --   23,650,071          --          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ........................................................................................................................
    Market Value                            --           --           --           --           --   1,101,616          --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --  39,243,361
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ........................................................................................................................
    Market Value                            --           --           --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     20,520       76,469      206,964       76,630      222,713       3,040     630,903
  ........................................................................................................................
 Receivable from fund shares sold           --           --           --           --           --          --          --
  ........................................................................................................................
 Total Assets                        8,010,893   32,983,243   31,801,571   21,644,111   23,872,784   1,104,656  39,874,264
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --           --           --           --           --          --          --
  ........................................................................................................................
 Payable for fund shares purchased      20,553       76,402      203,021       76,596      222,869       3,043     631,594
  ........................................................................................................................
 TOTAL LIABILITIES                      20,553       76,402      203,021       76,596      222,869        3043     631,594
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         5,107,956    8,994,897   22,110,371    8,000,325    5,821,905     708,325  11,141,646
  ........................................................................................................................
 Unit Values                        $ 1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 -----------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 7,514,382
  Cost $7,915,494
  ................................
    Market Value                    $       --
 ---------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 5,294,047
  Cost $34,679,305
  ................................
    Market Value                            --
 --------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 31,594,607
  Cost $31,594,607
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 7,949,249
  Cost $22,674,211
  ................................
    Market Value                            --
 ------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 3,745,296
  Cost $21,015,095
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,003,299
  Cost $1,081,666
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 9,625,511
  Cost $35,192,153
  ................................
    Market Value                            --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 3,894,076
  Cost $5,970,516
  ................................
    Market Value                     5,674,413
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                    724,351
  ................................
 Receivable from fund shares sold           --
  ................................
 Total Assets                        6,398,764
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                         --
  ................................
 Payable for fund shares purchased     724,458
  ................................
 TOTAL LIABILITIES                     724,458
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $5,674,306
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants         2,717,349
  ................................
 Unit Values                        $ 2.088177
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International   Small       MidCap      Fidelity VIP   Fidelity
                                and Growth   and Income  Advisers        Company     Fund        Equity-Income  VIP
                                Fund         Fund        Fund            Fund        Sub-Account Portfolio      Overseas
                                Sub-Account  Sub-Account Sub-Account     Sub-Account             Sub-Account    Portfolio
                                                                                                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ........................................................................................................................
    Market Value                $10,649,318  $       --    $       --    $       --  $       --    $       --   $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ........................................................................................................................
    Market Value                         --   4,261,042            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ........................................................................................................................
    Market Value                         --          --       475,840            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ........................................................................................................................
    Market Value                         --          --            --     3,447,890          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ........................................................................................................................
    Market Value                         --          --            --            --   7,411,236            --           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ........................................................................................................................
    Market Value                         --          --            --            --          --     5,996,190           --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --    4,136,542
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ........................................................................................................................
    Market Value                         --          --            --            --          --            --           --
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company           4,242      43,308         2,372        93,067     252,603            --           14
  ........................................................................................................................
 Receivable from fund shares
  sold                                   --          --            --            --          --         1,188           --
  ........................................................................................................................
 Total Assets                    10,653,560   4,304,350       478,212     3,540,957   7,663,839     5,997,378    4,136,556
  ........................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --            --            --          --         1,326           --
  ........................................................................................................................
 Payable for fund shares
  purchased                           4,263      43,328         2,375        93,078     252,610            --           --
  ........................................................................................................................
 TOTAL LIABILITIES                    4,263      43,328         2,375        93,078     252,610         1,326           --
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $10,649,297  $4,261,022    $  475,837    $3,447,879  $7,411,229    $5,996,052   $4,136,556
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants      4,132,024   2,994,553       402,202     1,967,006   3,321,369     2,760,780    2,153,983
  ........................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924    $ 1.183079    $ 1.752856  $ 2.231378    $ 2.171869   $ 1.920422
 -------------------------------------------------------------------------------------------------------------------------

 September 30, 2000             Fidelity
                                VIP II
                                Asset
                                Manager
                                Portfolio
                                Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 5,186,170
  Cost $10,813,960
  ............................
    Market Value                $       --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 2,961,844
  Cost $4,038,772
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 386,985
  Cost $487,391
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 1,808,038
  Cost $3,552,000
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 2,823,096
  Cost $6,033,426
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 244,344
  Cost $5,878,670
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 190,098
  Cost $4,183,903
  ............................
    Market Value                        --
 -------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 165,358
  Cost $2,832,037
  ............................
    Market Value                 2,751,550
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company             --
  ............................
 Receivable from fund shares
  sold                                  --
  ............................
 Total Assets                    2,751,550
  ............................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              3
  ............................
 Payable for fund shares
  purchased                             --
  ............................
 TOTAL LIABILITIES                       3
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $2,751,547
 -------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     1,415,440
  ............................
 Unit Values                    $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital       Mortgage     Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation  Securities   Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund          Fund         Sub-Account
                                                              Sub-Account               Sub-Account   Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 38,669    $    7,409   $1,250,566   $   40,704    $    7,511     $ 6,896     $   3,610
  ............................................................................................................................
  Capital gains income                     --     3,059,824         (739)   1,620,074     2,481,806          --       338,727
  ............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................................
  Net realized gain (loss) on
    security transactions              26,463       (14,799)          --      (29,127)     (104,658)        178        (3,364)
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 484,317    (3,803,357)          --   (1,562,856)      340,063      52,654      (841,310)
  ............................................................................................................................
  Net gain (loss) on investments      510,780    (3,818,156)          --   (1,591,983)      235,405      52,832      (844,674)
 -----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $549,449    $ (750,923)  $1,249,827   $   68,795    $2,724,722     $59,728     $(502,337)
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    29,701
  ................................
  Capital gains income                  475,725
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (1,055,552)
  ................................
  Net gain (loss) on investments       (927,449)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  (422,023)
 ----------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International  Small        MidCap       Fidelity VIP   Fidelity
 September 30, 2000                 and Growth   and Income   Advisers       Company      Fund         Equity-Income  VIP
                                    Fund         Fund         Fund           Fund         Sub-Account  Portfolio      Overseas
                                    Sub-Account  Sub-Account  Sub-Account    Sub-Account               Sub-Account    Portfolio
                                                                                                                      Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   7,056     $   172      $  4,149      $      --   $       --      $ 62,505     $  37,000
  ...............................................................................................................................
  Capital gains income                 774,909      35,805        22,479        317,699      206,296       235,484       233,002
  ...............................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...............................................................................................................................
  Net realized (loss) gain on
    security transactions              (25,891)     (1,883)        3,557        (60,034)       4,408         8,573        46,578
  ...............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (260,045)     20,238       (47,020)      (441,236)     996,812        11,852      (530,125)
  ...............................................................................................................................
  Net gain (loss) on investments      (285,936)     18,355       (43,463)      (501,270)   1,001,220        20,425      (483,547)
 --------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $ 496,029     $54,332      $(16,835)     $(183,571)  $1,207,516      $318,414     $(213,545)
 --------------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,726
  ................................
  Capital gains income                140,711
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions              (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (180,578)
  ................................
  Net gain (loss) on investments     (187,860)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $  12,577
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   38,669  $     7,409  $ 1,250,566  $    40,704  $     7,511  $    6,896 $     3,610
  ........................................................................................................................
  Capital gains income                      --    3,059,824         (739)   1,620,074    2,481,806          --     338,727
  ........................................................................................................................
  Net realized gain (loss) on
    security transactions               26,463      (14,799)          --      (29,127)    (104,658)        178      (3,364)
  ........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  484,317   (3,803,357)          --   (1,562,856)     340,063      52,654    (841,310)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         549,449     (750,923)   1,249,827       68,795    2,724,722      59,728    (502,337)
  ........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                          1,419,321    5,005,928   89,228,782    3,284,964    3,394,462     124,742   4,918,736
  ........................................................................................................................
  Net transfers                        389,234   11,310,878  (89,798,781)   5,805,901    8,055,227     329,715   9,526,065
  ........................................................................................................................
  Surrenders for benefit payments
    and fees                          (166,647)    (724,352)    (220,909)    (594,986)    (418,028)     (6,205)    (722,957)
  ........................................................................................................................
  Net loan withdrawals                    (498)     (48,818)    (246,159)     (12,269)     (13,190)         --     (11,162)
  ........................................................................................................................
  Cost of insurance                   (308,805)  (1,629,859)  (3,778,178)  (1,175,470)  (1,018,489)    (29,601)  (1,315,478)
  ........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     1,332,605   13,913,777   (4,815,245)   7,308,140    9,999,982     418,651  12,395,204
  ........................................................................................................................
  Total increase (decrease) in net
    assets                           1,882,054   13,162,854   (3,565,418)   7,376,935   12,724,704     478,379  11,892,867
  ........................................................................................................................
 NET ASSETS:
  Beginning of period                6,108,286   19,743,987   35,163,968   14,190,580   10,925,211     623,234  27,349,803
 -------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $7,990,340  $32,906,841  $31,598,550  $21,567,515  $23,649,915  $1,101,613 $39,242,670
 -------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 -------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   29,701
  ................................
  Capital gains income                 475,725
  ................................
  Net realized gain (loss) on
    security transactions              128,103
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period               (1,055,552)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                        (422,023)
  ................................
 UNIT TRANSACTIONS:
  Purchases                            701,331
  ................................
  Net transfers                      2,643,195
  ................................
  Surrenders for benefit payments
    and fees                           (93,986)
  ................................
  Net loan withdrawals                 (18,397)
  ................................
  Cost of insurance                   (187,945)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                     3,044,198
  ................................
  Total increase (decrease) in net
    assets                           2,622,175
  ................................
 NET ASSETS:
  Beginning of period                3,052,131
 -------------------------------------------------------------------------
  END OF PERIOD                     $5,674,306
 -------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International   Small       MidCap      Fidelity VIP  Fidelity
 September 30, 2000                 and Growth   and Income   Advisers        Company     Fund        Equity-Income VIP
                                    Fund         Fund         Fund            Fund        Sub-Account Portfolio     Overseas
                                    Sub-Account  Sub-Account  Sub-Account     Sub-Account             Sub-Account   Portfolio
                                                                                                                    Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $     7,056  $      172      $  4,149     $       --  $       --   $   62,505   $   37,000
  ............................................................................................................................
  Capital gains income                  774,909      35,805        22,479        317,699     206,296      235,484      233,002
  ............................................................................................................................
  Net realized (loss) gain on
    security transactions               (25,891)     (1,883)        3,557        (60,034)      4,408        8,573       46,578
  ............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  (260,045)     20,238       (47,020)      (441,236)    996,812       11,852     (530,125)
  ............................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          496,029      54,332       (16,835)      (183,571)  1,207,516      318,414     (213,545)
  ............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,683,743     443,409        72,525        521,781     632,345    1,147,605      350,805
  ............................................................................................................................
  Net transfers                       2,577,823   1,884,807       184,552      2,015,679   3,771,845    1,394,607    2,207,599
  ............................................................................................................................
  Surrenders for benefit payments
    and fees                           (191,278)    (44,688)       (9,615)       (17,036)    (73,941)    (116,176)     (60,874)
  ............................................................................................................................
  Net loan withdrawals                   (9,476)    (11,044)           --         (8,799)     (9,099)     (22,320)         (39)
  ............................................................................................................................
  Cost of insurance                    (362,741)   (211,119)      (17,135)      (173,961)   (285,913)    (268,584)    (136,408)
  ............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      3,698,071   2,061,365       230,327      2,337,664   4,035,237    2,135,132    2,361,083
  ............................................................................................................................
  Total increase in net assets        4,194,100   2,115,697       213,492      2,154,093   5,242,753    2,453,546    2,147,538
  ............................................................................................................................
 NET ASSETS:
  Beginning of period                 6,455,197   2,145,325       262,345      1,293,786   2,168,476    3,542,506    1,989,018
 -----------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,649,297  $4,261,022      $475,837     $3,447,879  $7,411,229   $5,996,052   $4,136,556
 -----------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,726
  ................................
  Capital gains income                 140,711
  ................................
  Net realized (loss) gain on
    security transactions               (7,282)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (180,578)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          12,577
  ................................
 UNIT TRANSACTIONS:
  Purchases                            257,110
  ................................
  Net transfers                      1,045,311
  ................................
  Surrenders for benefit payments
    and fees                          (292,178)
  ................................
  Net loan withdrawals                      --
  ................................
  Cost of insurance                    (82,276)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       927,967
  ................................
  Total increase in net assets         940,544
  ................................
 NET ASSETS:
  Beginning of period                1,811,003
 -------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,751,547
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (unaudited)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified  The George  Global       Global     Growth       Health
                                    Pacific      Income       Putnam      Asset        Growth     and Income   Sciences
                                    Growth       Sub-Account  Fund        Allocation   Sub-Account Sub-Account Sub-Account
                                    Sub-Account               of Boston   Sub-Account
                                                              Sub-Account
 -------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 53,737
  Cost $676,738
  ........................................................................................................................
    Market Value:                    $603,461     $      --    $     --   $       --   $       -- $        --  $       --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 72,469
  Cost $724,439
  ........................................................................................................................
    Market Value:                          --       668,164          --           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 54,369
  Cost $550,851
  ........................................................................................................................
    Market Value:                          --            --     567,073           --           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 80,109
  Cost $1,424,352
  ........................................................................................................................
    Market Value:                          --            --          --    1,377,082           --          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 391,945
  Cost $8,586,251
  ........................................................................................................................
    Market Value:                          --            --          --           --    8,548,311          --          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 672,947
  Cost $17,627,510
  ........................................................................................................................
    Market Value:                          --            --          --           --           --  16,689,093          --
 -------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 170,361
  Cost $2,079,288
  ........................................................................................................................
    Market Value:                          --            --          --           --           --          --   2,509,424
 -------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   -         3,432           2           15       40,817       7,574      (1,065)
  ........................................................................................................................
 Receivable from fund shares sold     132,954            --          --           --           --          --          --
  ........................................................................................................................
 Total Assets                         736,415       671,596     567,075    1,377,097    8,589,128  16,696,667   2,510,489
  ........................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                             133,025            --          --           --           --          --           -
  ........................................................................................................................
 Payable for fund shares purchased          -         3,432          --            -       41,194       7,374       1,454
  ........................................................................................................................
 TOTAL LIABILITIES                    133,025         3,432          --           --       41,194       7,374       1,454
 -------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $603,390     $ 668,164    $567,075   $1,377,097   $8,547,934 $16,689,293  $2,509,035
 -------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International   International   International   Investors
                                    Sub-Account  Sub-Account  Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  .......................................................................................................................
    Market Value:                   $4,904,343   $       --     $       --      $       --      $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  .......................................................................................................................
    Market Value:                           --    2,836,164             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  .......................................................................................................................
    Market Value:                           --           --      3,980,394              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  .......................................................................................................................
    Market Value:                           --           --             --       1,859,287              --            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  .......................................................................................................................
    Market Value:                           --           --             --              --       3,285,202            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  .......................................................................................................................
    Market Value:                           --           --             --              --              --     4,384,188
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  .......................................................................................................................
    Market Value:                           --           --             --              --              --            --
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  407            5         55,704              --           1,535         1,279
  .......................................................................................................................
 Receivable from fund shares sold           --           --             --              --              --            --
  .......................................................................................................................
 Total Assets                        4,904,750    2,836,169      4,036,098       1,859,287       3,286,737     4,385,467
  .......................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           --             --              11              --            --
  .......................................................................................................................
 Payable for fund shares purchased         387           --         55,212              --           1,625         1,255
  .......................................................................................................................
 TOTAL LIABILITIES                         387           --         55,212              11           1,625         1,255
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $4,904,363   $2,836,169     $3,980,886      $1,859,276      $3,285,112    $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 Money
                                    Market
                                    Sub-Account

 --------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 511,936
  Cost $5,583,696
  ................................
    Market Value:                    $       --
 ------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 231,713
  Cost $2,966,496
  ................................
    Market Value:                            --
 --------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 220,398
  Cost $4,213,319
  ................................
    Market Value:                            --
 ----------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 145,826
  Cost $1,953,064
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 194,967
  Cost $3,628,350
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 301,733
  Cost $4,198,515
  ................................
    Market Value:                            --
 ------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 1,865,766
  Cost $1,865,766
  ................................
    Market Value:                     1,865,766
 ------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                    --
  ................................
 Receivable from fund shares sold         8,683
  ................................
 Total Assets                         1,874,449
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                 8,401
  ................................
 Payable for fund shares purchased           --
  ................................
 TOTAL LIABILITIES                        8,401
 ------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $1,866,048
 ------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New             New Value   OTC &       Utilities   Vista        Voyager
                                    Opportunities   Sub-Account Emerging    Growth      Sub-Account  Sub-Account
                                    Sub-Account                 Growth      and Income
                                                                Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 248,033
  Cost $8,610,079
  ..............................................................................................................
    Market Value:                    $10,409,949    $       --  $       --  $       --  $       --   $        --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 153,610
  Cost $1,823,205
  ..............................................................................................................
    Market Value:                             --     1,894,009          --          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 121,450
  Cost $2,395,820
  ..............................................................................................................
    Market Value:                             --            --   2,252,891          --          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 122,181
  Cost $2,034,678
  ..............................................................................................................
    Market Value:                             --            --          --   2,161,388          --            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 139,778
  Cost $3,056,914
  ..............................................................................................................
    Market Value:                             --            --          --          --   3,465,099            --
 ---------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 364,702
  Cost $19,441,087
  ..............................................................................................................
    Market Value:                             --            --          --          --          --    20,864,578
 ---------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                     --           136         655       4,226      12,573        37,843
  ..............................................................................................................
 Receivable from fund shares sold        191,561            --          --          --          --            --
  ..............................................................................................................
 Total Assets                         10,601,510     1,894,145   2,253,546   2,165,614   3,477,672    20,902,421
  ..............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                191,149            --          --          --          --            --
  ..............................................................................................................
 Payable for fund shares purchased            --            --          --       4,290      12,177        34,539
  ..............................................................................................................
 TOTAL LIABILITIES                       191,149            --          --       4,290      12,177        34,539
 ---------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $10,410,361    $1,894,145  $2,253,546  $2,161,324  $3,465,495   $20,867,882
 ---------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                            Units         Unit        Contract
                                               Owned by      Price       Liability
                                               Participants
 ------------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         40,400    $14.935338  $   603,390
  ...................................................................................
  Diversified Income Fund                          50,953     13.113302      668,164
  ...................................................................................
  George Putnam Fund of Boston                     51,363     11.040569      567,075
  ...................................................................................
  Global Asset Allocation Fund                     60,359     22.815002    1,377,097
  ...................................................................................
  Global Growth Fund                              259,185     32.980056    8,547,934
  ...................................................................................
  Growth and Income Fund                          620,729     26.886600   16,689,293
  ...................................................................................
  Health Sciences Fund                            165,596     15.151502    2,509,035
  ...................................................................................
  High Yield Fund                                 304,351     16.114172    4,904,363
  ...................................................................................
  Income Fund                                     187,848     15.098227    2,836,169
  ...................................................................................
  International Growth Fund                       275,242     14.463235    3,980,886
  ...................................................................................
  International Growth and Income Fund            156,999     11.842557    1,859,276
  ...................................................................................
  International New Opportunities Fund            219,783     14.947040    3,285,112
  ...................................................................................
  Investors Fund                                  314,281     13.949961    4,384,212
  ...................................................................................
  Money Market Fund                             1,315,863      1.418117    1,866,048
  ...................................................................................
  New Opportunities Fund                          260,454     39.970028   10,410,361
  ...................................................................................
  New Value Fund                                  159,245     11.894540    1,894,145
  ...................................................................................
  OTC & Emerging Growth Fund                      112,430     20.043914    2,253,546
  ...................................................................................
  Utilities Growth and Income Fund                 87,628     24.664702    2,161,324
  ...................................................................................
  Vista Fund                                      176,299     19.656868    3,465,495
  ...................................................................................
  Voyager Fund                                    466,936     44.691134   20,867,882
  ...................................................................................
 GRAND TOTAL:                                                            $95,130,807
 ------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  27,228    $ 42,580    $    --     $ 12,034   $    52,321 $  219,766    $     --
  ......................................................................................................................
  Capital gains income                      --          --         --       62,848     1,303,909  1,034,713          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized gain (loss) on
    security transactions                  994       1,202        (15)          54       (35,632)    (26,064)   (10,267)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (299,791)    (37,982)    23,766      (93,212)   (2,738,089)   (542,870)   401,443
  ......................................................................................................................
  Net (loss) gain on investments      (298,797)    (36,780)    23,751      (93,158)   (2,773,721)   (568,934)   391,176
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(271,569)   $  5,800    $23,751     $(18,276)  $(1,417,491) $  685,545   $391,176
 -----------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International   International   International   Investors
 September 30, 2000                 Sub-Account   Sub-Account Growth          Growth and      New             Sub-Account
                                                              Sub-Account     Income          Opportunities
                                                                              Sub-Account     Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 466,428     $183,713     $  40,512       $  32,920       $     471      $      --
  .......................................................................................................................
  Capital gains income                      --           --       175,715          72,162          44,254             --
 ------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)     (11,048)       14,964          25,712         231,244         (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)     (42,201)     (503,625)       (133,232)       (534,588)      (129,450)
  .......................................................................................................................
  Net (loss) gain on investments      (578,226)     (53,249)     (488,661)       (107,520)       (303,344)      (139,361)
 ------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(111,798)    $130,464     $(272,434)      $  (2,438)      $(258,619)     $(139,361)
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $   98,605
  ................................
  Capital gains income                       --
 ----------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized (loss) gain on
    security transactions                    --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                        --
  ................................
  Net (loss) gain on investments             --
 ------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $   98,605
 --------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New            New          OTC &       Utilities  Vista       Voyager
 September 30, 2000                 Opportunities  Value        Emerging    Growth     Sub-Account Sub-Account
                                    Sub-Account    Sub-Account  Growth      and
                                                                Sub-Account Income
                                                                            Sub-Account
 -------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $      --     $ 13,729    $      --   $ 44,777    $     --   $     4,464
  ............................................................................................................
  Capital gains income                  585,307       48,619       12,177     79,045      15,030     1,894,262
 -------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ............................................................................................................
  Net realized (loss) gain on
    security transactions              (101,488)      (5,820)     (15,039)   (16,860)    (20,259)        1,416
  ............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (298,837)      87,169     (352,082)   119,606     265,990    (2,334,093)
  ............................................................................................................
  Net (loss) gain on investments       (400,325)      81,349     (367,121)   102,746     245,731    (2,332,677)
 -------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $ 184,982     $143,697    $(354,944)  $226,568    $260,761   $  (433,951)
 -------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified   The George   Global Asset  Global       Growth       Health
 September 30, 2000                 Pacific      Income        Putnam Fund  Allocation    Growth       and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 27,228     $  42,580     $     --     $   12,034    $   52,321  $   219,766  $       --
  .............................................................................................................................
  Capital gains income                     --            --           --         62,848     1,303,909    1,034,713          --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                 994         1,202          (15)            54       (35,632)     (26,064)    (10,267)
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (299,791)      (37,982)      23,766        (93,212)   (2,738,089)    (542,870)    401,443
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                       (271,569)        5,800       23,751        (18,276)   (1,417,491)     685,545     391,176
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            82,533        51,287       89,619        181,242     1,867,759    2,689,788     263,170
  .............................................................................................................................
  Net transfers                        63,445       153,866      235,062        647,733     1,028,982    4,697,316   1,409,194
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (9,343)      (89,908)     (10,095)       (14,905)     (457,308)    (306,181)    (64,926)
  .............................................................................................................................
  Net loan activity                        --            --           --             --       (18,965)      (5,793)        (18)
  .............................................................................................................................
  Cost of insurance                   (29,558)      (31,555)     (29,554)       (45,757)     (293,928)    (745,281)    (98,454)
  .............................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      107,077        83,690      285,032        768,313     2,126,540    6,329,849   1,508,966
  .............................................................................................................................
  Total (decrease) increase in net
    assets                           (164,492)       89,490      308,783        750,037       709,049    7,015,394   1,900,142
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 767,882       578,674      258,292        627,060     7,838,885    9,673,899     608,893
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $603,390     $ 668,164     $567,075     $1,377,097    $8,547,934  $16,689,293  $2,509,035
 ------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income        International   International    International Investors
 September 30, 2000                 Sub-Account  Sub-Account   Growth          Growth and       New           Sub-Account
                                                               Sub-Account     Income           Opportunities
                                                                               Sub-Account      Sub-Account
 ------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $  466,428    $  183,713     $   40,512      $   32,920      $      471   $       --
  .......................................................................................................................
  Capital gains income                      --            --        175,715          72,162          44,254           --
  .......................................................................................................................
  Net realized (loss) gain on
    security transactions               (7,217)      (11,048)        14,964          25,712         231,244       (9,911)
  .......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (571,009)      (42,201)      (503,625)       (133,232)       (534,588)    (129,450)
  .......................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (111,798)      130,464       (272,434)         (2,438)       (258,619)    (139,361)
  .......................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            660,989       424,515        543,168         162,724         160,642      747,207
  .......................................................................................................................
  Net transfers                        904,849       116,012      2,974,374       1,347,458       2,943,281    2,137,151
  .......................................................................................................................
  Surrenders for benefit payments
    and fees                          (103,086)     (111,646)         2,433         (17,264)        (20,699)     (71,350)
  .......................................................................................................................
  Net loan activity                     (3,862)       (8,019)        (4,947)             --             (36)          --
  .......................................................................................................................
  Cost of insurance                   (172,670)      (89,743)      (236,632)        (87,140)       (105,607)    (220,426)
  .......................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     1,286,220       331,119      3,278,396       1,405,778       2,977,581    2,592,582
  .......................................................................................................................
  Total increase in net assets       1,174,422       461,583      3,005,962       1,403,340       2,718,962    2,453,221
  .......................................................................................................................
 NET ASSETS:
  Beginning of period                3,729,941     2,374,586        974,924         455,936         566,150    1,930,991
 ------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $4,904,363    $2,836,169     $3,980,886      $1,859,276      $3,285,112   $4,384,212
 ------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Money
 September 30, 2000                 Market
                                    Sub-Account

 ----------------------------------------------------------
 OPERATIONS:
  Net investment income             $   98,605
  ................................
  Capital gains income                      --
  ................................
  Net realized (loss) gain on
    security transactions                   --
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                       --
  ................................
  Net (decrease) increase in net
    assets resulting from
    operations                          98,605
  ................................
 UNIT TRANSACTIONS:
  Purchases                            117,227
  ................................
  Net transfers                        401,082
  ................................
  Surrenders for benefit payments
    and fees                           (42,984)
  ................................
  Net loan activity                         --
  ................................
  Cost of insurance                    (86,251)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       389,074
  ................................
  Total increase in net assets         487,679
  ................................
 NET ASSETS:
  Beginning of period                1,378,369
 ----------------------------------------------------------------------
  END OF PERIOD                     $1,866,048
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New             New           OTC &         Utilities  Vista        Voyager
 September 30, 2000                 Opportunities   Value         Emerging      Growth     Sub-Account  Sub-Account
                                    Sub-Account     Sub-Account   Growth        and Income
                                                                  Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $        --     $   13,729    $       --   $   44,777 $       --   $     4,464
  .................................................................................................................
  Capital gains income                   585,307         48,619        12,177       79,045     15,030     1,894,262
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (101,488)        (5,820)      (15,039)     (16,860)    (20,259)       1,416
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                   (298,837)        87,169      (352,082)     119,606    265,990    (2,334,093)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           184,982        143,697      (354,944)     226,568    260,761      (433,951)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            1,355,586        250,944       264,746      508,388    173,596     2,783,437
  .................................................................................................................
  Net transfers                        4,031,551        877,026     1,990,616      285,523  2,442,307     8,104,533
  .................................................................................................................
  Surrenders for benefit payments
    and fees                            (399,833)       (18,080)      (80,381)     (24,901)    (83,445)    (610,462)
  .................................................................................................................
  Net loan activity                      (35,150)            (8)       (6,794)         (71)     (8,887)     (47,515)
  .................................................................................................................
  Cost of insurance                     (503,463)       (84,963)     (118,140)     (70,565)    (80,000)    (886,786)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       4,448,691      1,024,919     2,050,047      698,374  2,443,571     9,343,207
  .................................................................................................................
  Total increase in net assets         4,633,673      1,168,616     1,695,103      924,942  2,704,332     8,909,256
  .................................................................................................................
 NET ASSETS:
  Beginning of period                  5,776,688        725,529       558,443    1,236,382    761,163    11,958,626
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $10,410,361     $1,894,145    $2,253,546   $2,161,324 $3,465,495   $20,867,882
 ------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.